Schedule of Receivables from Customers (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Total receivables from customers, gross	$ 598,307	$ 1,664,064
Less: Allowance for expected credit loss	(3,758)	(21,410)
Receivables from customers, net	594,549	1,642,654
Investment Brokerage Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Total receivables from customers, gross		321,734
Fintech Technology Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Total receivables from customers, gross	$ 598,307	$ 1,342,330